Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill	the changes in the carrying amount of goodwill from 2022 to 2023 was as follows:

	2022	2023	2023
	RMB	RMB	US$
Balance as of January 1	3,888,346	3,826,147	538,902
Disposal of subsidiaries or business	(62,199)	(5,324)	(750)
Balance as of December 31	3,826,147	3,820,823	538,152